As filed with the Securities and Exchange Commission on April 20, 2018

                                                     File Nos. 333-114788
                                                                811-21569


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                     FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                    ---
                           Pre-Effective Amendment No.
                                                                    ---

                           Post-Effective Amendment No. 31           X
                                                                    ---
                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                    ---
                           Amendment No.  33                         X
                                                                    ---
                        (Check appropriate box or boxes)

                           PIONEER ASSET ALLOCATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

              Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):

           [ ]  immediately upon filing pursuant to paragraph (b)
           [X]  on May 1, 2018 pursuant to paragraph (b)
           [ ]  60 days after filing pursuant to paragraph (a)(1)
           [ ]  on [date] pursuant to paragraph(a)(1)
           [ ]  75 days after filing pursuant to paragraph (a)(2)
           [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.


If appropriate, check the following box:

   [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STATEMENT OF INCORPORATION BY REFERENCE

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-114788) and Amendment No. 32 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-21569) pursuant to Rule 485(a) on February 21, 2018 (Accession Number 0001288255-18-000020) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until May 1, 2018.

                                     PART C
                                OTHER INFORMATION

Amended Form N-1A
Exhibit Reference

Item 28.  Exhibits

      (a)(1)  Amended and Restated Agreement and Declaration of Trust
	      (January 12, 2016) (11)
      (a)(2)  Certificate of Trust (1)
      (a)(3)  Certificate of Amendment to Certificate of Trust (10)
      (b)     Amended and Restated By-Laws (7)
      (c)     None.
      (d)(1)  Management Agreement (July 3, 2017) (13)
      (e)(1)  Underwriting Agreement with Amundi Pioneer Distributor, Inc.
              (July 3, 2017) (12)
      (e)(2)  Dealer Sales Agreement (6)
      (f)     None.
      (g)(1)  Custodian Agreement (5)
      (g)(2)  Appendix A to Custodian Agreement (December 27, 2016) (12)
      (g)(3)  Amendment to Custodian Agreement (May 31, 2016) (11)
      (h)(1)  Transfer Agency Agreement (November 2, 2015) (11)
      (h)(2)  Amended and Restated Administration Agreement
	      (February 1, 2017) (12)
      (h)(3)  Administrative Agency Agreement, dated as of March 5, 2012,
	      between Brown Brothers Harriman & Co. and Pioneer Investment
              Management, Inc. (8)
      (h)(4)  Appendix A to Administrative Agency Agreement
              (December 27, 2016) (12)
      (h)(5)  Expense Limit Agreement (*)
      (h)(6)  Asset Allocation Administration Agreement (4)
      (i)     Opinion and Consent of Counsel (2)
      (j)(1)  Consent of Independent Registered Public Accounting Firm (*)
      (j)(2)  Assistant Secretary's Certificate (2)
      (k)     None.
      (l)(1)  Share Purchase Agreement-Pioneer Ibbotson Moderate Allocation
              Fund (2)
      (l)(2)  Share Purchase Agreement-Pioneer Ibbotson Growth Allocation
              Fund (2)
      (m)     Pioneer Funds Distribution Plan dated February 1, 2008
	      (as amended January 10, 2017) (12)
      (n)(1)  Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Moderate Allocation Fund (2)
      (n)(2)  Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Growth Allocation Fund (2)
      (n)(4)  Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Conservative Allocation Fund (3)
      (p)(1)  Code of Ethics for Pioneer Funds, Pioneer Funds
              Distributor, Inc., Pioneer Institutional Asset Management, Inc.
              and Pioneer Investment Management, Inc. (September 20, 2013) (9)
      N/A     Power of Attorney (10)
      N/A     Power of Attorney given by Lisa M. Jones (July 18, 2017) (12)
      N/A     Power of Attorney given by Lorraine H. Monchak
	      (July 18, 2017) (12)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Registration Statement on Form N-1A (the "Registration Statement") (File No. 333-114788) as filed with the Securities and Exchange Commission (the "SEC") on April 23, 2004 (Accession No. 0001288255-04-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Pre-effective amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on August 6, 2004 (Accession No. 0001016964-04-000333).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on May 6, 2005
(Accession No. 0001016964-05-000218).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 4 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on July 15, 2005 (Accession No. 0001288255-05-000003).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 7 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 28, 2006 (Accession No. 0001288255-06-000019).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 28, 2007 (Accession No. 0001145443-07-003717).

(7) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 9 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 26, 2008 (Accession No. 0001288255-08-000008).

(8) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 24, 2010 (Accession No. 0001288255-10-000002).

(9) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 19 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on October 1, 2014 (Accession No. 0001288255-14-000012).

(10) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 20 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 26, 2014 (Accession No. 0001288255-14-000021).

(11) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 26 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 22, 2016 (Accession No. 0001288255-16-000040).

(12) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 28 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on November 27, 2017 (Accession No. 0001288255-17-000013).

(13) Previously filed. Incorporated herein by reference from the exhibits filed in the Trust's Post-effective amendment No. 30 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on February 21, 2018 (Accession No. 0001288255-18-000020).

(*) To be filed by amendment.


Item 29.  Persons Controlled by or Under Common Control with the Trust

     None.

Item 30.  Indemnification

Except for the Amended and Restated Agreement and Declaration of Trust of the Trust (the "Declaration"), establishing the Trust as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 31.  Business and Other Connections of Investment Adviser

Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Amundi Pioneer manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

To the knowledge of the Trust, none of Amundi Pioneer's directors or executive officers is or has been during their employment with Amundi Pioneer engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Amundi manages and/or other Amundi subsidiaries.


Item 32. Principal Underwriters

          (a) Amundi Pioneer Distributor, Inc. acts as principal Underwriter for the following investment companies:

                        Pioneer Asset Allocation Trust
                        Pioneer Bond Fund
                        Pioneer Emerging Markets Fund
                        Pioneer Equity Income Fund
                        Pioneer Fund
                        Pioneer High Yield Fund
                        Pioneer ILS Interval Fund
                        Pioneer Mid Cap Value Fund
                        Pioneer Money Market Trust
                        Pioneer Real Estate Shares
                        Pioneer Series Trust II
                        Pioneer Series Trust III
                        Pioneer Series Trust IV
                        Pioneer Series Trust V
                        Pioneer Series Trust VI
                        Pioneer Series Trust VII
                        Pioneer Series Trust VIII
                        Pioneer Series Trust X
                        Pioneer Series Trust XI
                        Pioneer Series Trust XII
                        Pioneer Short Term Income Fund
                        Pioneer Strategic Income Fund
                        Pioneer Variable Contracts Trust


         (b)     Directors and executive officers of Amundi Pioneer Distributor,
                 Inc.:

                         POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                WITH FUND

Patrice Blanc		 Director			 None

Lisa M. Jones            Director, Chairman, President	 President and Trustee
                         and Chief Executive Officer

Laura J. Palmer		 Director, Senior Vice		 None
			 President, Head of U.S.
		         Intermediary Distribution and
			 Head of Sales - Cross Channel

Erik D. Gosule		 Senior Vice President and	 None
			 Head of Marketing and Product
			 Development

Tracy L. Connelly        Senior Vice President and	 None
                         Chief Operations Officer

Gregg M. Dooling         Chief Financial Officer         None

Terrence J. Cullen	 Senior Vice President and	 None
			 General Counsel

John M. Malone           Senior Vice President and	 None
                         Chief Compliance Officer

Patrick D. Grecco        Vice President and Controller   None

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)    Not applicable.


Item 33.  Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

	 (a)	Registrant:
		60 State Street
		Boston, Massachusetts 02109

	 (b)	Investment adviser and administrator:
		Amundi Pioneer Asset Management, Inc.
		60 State Street
		Boston, Massachusetts 02109

	 (c)	Principal underwriter:
		Amundi Pioneer Distributor, Inc.
		60 State Street
		Boston, Massachusetts 02109

	 (d) 	Custodian and sub-administrator:
		Brown Brothers Harriman & Co.
		50 Post Office Square
		Boston, Massachusetts 02110

	 (e)	Shareholder servicing and transfer agent:
		DST Asset Manager Solutions, Inc.
		2000 Crown Colony Drive
		Quincy, Massachusetts 02169


Item 34.  Management Services

     Not applicable.


Item 35.  Undertakings

     Not applicable.


PAGE>


					SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 31 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 20th day of April, 2018.


                                        PIONEER ASSET ALLOCATION TRUST



                                        By: /s/ Lisa M. Jones
                                        -----------------------
                                            Lisa M. Jones
                                            President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on April 20, 2018:

        Signature                       Title


        /s/ Lisa M. Jones
        -----------------------        	President (Principal Executive Officer)
        Lisa M. Jones			and Trustee


	Mark E. Bradley*                Treasurer (Principal Financial and
        Mark E. Bradley                 Accounting Officer)


        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


	Lorraine H. Monchak*		Trustee
	Lorraine H. Monchak


	Thomas J. Perna*		Chairman of the Board and
	Thomas J. Perna			Trustee


	Marguerite A. Piret*		Trustee
	Marguerite A. Piret


	Fred J. Ricciardi*		Trustee
	Fred J. Ricciardi


	Kenneth J. Taubes*		Trustee
	Kenneth J. Taubes



  *By:  /s/ Lisa M. Jones               Dated: April 20, 2018
        -----------------------
        Lisa M. Jones
        Attorney-in-fact